PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, at cost, are as follows:

	December 31, 2019	December 31, 2018

Land	$102,000	$102,000
Buildings and improvements	1,352,000	1,352,000
Manufacturing and warehouse equipment	2,108,000	2,108,000
Office equipment (incl. furniture and fixtures)	412,000	412,000
	3,974,000	3,974,000
Less accumulated depreciation	(3,330,000)	(3,256,000)
	$644,000	$718,000

Depreciation expense was $74,000 in both Fiscal 2019and Fiscal 2018.